Noncontrolling Interests	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Noncontrolling Interests
16.	NONCONTROLLING INTERESTS

At December 31, 2013 there were noncontrolling interests in Oyu Tolgoi and SouthGobi:

	Noncontrolling Interests
	Oyu Tolgoi	SouthGobi	Discontinued Operations (Note 3)	Total

Balance, December 31, 2011	$(367,599)	$281,771	$100,868	$15,040

Noncontrolling interests’ share of loss	(47,509)	(51,736)	(46,917)	(146,162)
Noncontrolling interests’ share of other comprehensive income (loss)	11,268	(7,012)	520	4,776
Common share investments funded on behalf of noncontrolling interest (a)	535,626	-	-	535,626
Funded amounts repayable to the Company (a)	(535,626)	-	-	(535,626)
Other changes in noncontrolling interest (b)	69,239	-	-	69,239
Changes in noncontrolling interests arising from changes in ownership interests	-	23,725	43,909	67,634

Balance, December 31, 2012	$(334,601)	$246,748	$98,380	$10,527

Noncontrolling interests’ share of loss	(174,387)	(123,917)	(37,320)	(335,624)
Noncontrolling interests’ share of other comprehensive loss (income)	(3,986)	2,594	(8,952)	(10,344)
Common share investments funded on behalf of noncontrolling interest (a)	105,400	-	-	105,400
Funded amounts repayable to the
Company (a)	(105,400)	-	-	(105,400)
Changes in noncontrolling interests arising from changes in ownership interests	-	971	1,351	2,322
Disposal of subsidiary	-	-	(53,459)	(53,459)

Balance, December 31, 2013	$(512,974)	$126,396	$-	$(386,578)

(a)

Since 2011, Turquoise Hill has funded common share investments in Oyu Tolgoi on behalf of Erdenes Oyu Tolgoi LLC (“Erdenes”). In accordance with the Amended and Restated Shareholders Agreement dated June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to Turquoise Hill via a pledge over Erdenes’ share of future Oyu Tolgoi common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill.

Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of noncontrolling interest. As at December 31, 2013, the cumulative amounts of such funding and unrecognized interest were $751.2 million (December 31, 2012 - $645.8 million) and $110.5 million (December 31, 2012 - $59.7 million) respectively.

(b)	During 2012, shareholder loans from Turquoise Hill to Oyu Tolgoi totalling $245.4 million were converted to equity.

During 2012, unpaid dividends of $41.8 million on Oyu Tolgoi preferred shares held by Turquoise Hill were converted to equity.